Supplement Dated February 1, 2017
To The Prospectus Dated April 25, 2016, as amended September 19, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective December 31, 2016, for the JNL Multi-Manager Small Cap Value Fund, please delete all references to David C. Coughenour.

Effective December 31, 2016, in the section entitled, "Summary Overview of Each Fund" for the JNL Multi-Manager Small Cap Value Fund under "Portfolio Management," please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager (JNAM)
Sean Hynes, CFA, CAIA	September 2015	Portfolio Manager (JNAM)
Mark Pliska, CFA	September 2015	Portfolio Manager (JNAM)
Jeff Kerrigan, CFA	September 2015	Partner, Portfolio Manager (Century)
Robert H. Kramer, CFA	September 2015	Co-Chief Investment Officer – Equities (CEP)
Patricia A. Halper, CFA	September 2015	Co-Chief Investment Officer – Equities (CEP)
William C. Murray, CFA, CAIA	September 2015	Director (CEP)
Steve Lyons, CFA	September 2015	Partner (C&B)
Michael Meyer, CFA	September 2015	Partner (C&B)
Edward O'Connor, CFA	September 2015	Partner (C&B)
R. James O'Neil, CFA	September 2015	Partner (C&B)
Mehul Trivedi, CFA	September 2015	Partner (C&B)
William Weber, CFA	September 2015	Principal (C&B)
Andrew Armstrong, CFA	December 2015	Principal (C&B)
Alexander E. Yaggy, CFA	September 2015	Managing Director and Lead Portfolio Manager, Small Cap Value and Special Value Strategies (Cortina)
John Clausen	September 2015	Managing Director and Portfolio Manager, Small Cap Value and Special Value Strategies (Cortina)
Andrew Storm, CFA	September 2015	Director and Portfolio Manager, Small Cap Value and Special Value Strategies (Cortina)

Effective December 31, 2016, in the section entitled, "Additional Information About the Funds," under "The Adviser, Sub-Advisors and Portfolio Management," for the JNL Multi-Manager Small Cap Value Fund in subsection "The Sub-Advisers to the JNL Multi-Manager Small Cap Value Fund," please delete the fourth paragraph in its entirety and replace with the following:

CEP utilizes a team approach to manage the Fund. Robert H. Kramer, Patricia A. Halper and William C. Murray are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kramer is a Founding Partner of CEP and has served as Co-Chief Investment Officer – Equities since January 2017 and Managing Director, Portfolio Manager and Analyst at CEP and its predecessor since 1989. Ms. Halper has served as Co-Chief Investment Officer – Equities since January 2017, and has been a member of CEP's quantitative analysis group, which is responsible for the firm's proprietary quantitative model and its ongoing developmental efforts, since 1998. Prior to joining CEP, Ms. Halper worked at the institutional futures sales desk at Paine Webber. Mr. Murray has been a member of CEP's portfolio management team since 1994.

This Supplement is dated February 1, 2017.

Supplement Dated February 1, 2017
To The Statement of Additional Information
Dated September 19, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective December 31, 2016, for the JNL Multi-Manager Small Cap Value Fund, please delete all references to David C. Coughenour.

This Supplement is dated February 1, 2017.